Restructuring and other items (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Recognized Restructuring and Other Items, Net
Restructuring and other items recognized during the year ended December 31, 2017 comprise:

	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Restructuring charges	$7,753	8,159	$—
Net charge	$7,753	8,159	$—

Schedule of Restructuring Charges

Workforce reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Foreign exchange	—
Provision at December 31, 2017	$3,097

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	$(63)	—	$(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317